UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22480

Adviser Managed Trust

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: July 31, 2014

Date of reporting period: October 31, 2013

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

October 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.7%

Argentina — 0.0%
Arcos Dorados Holdings, Cl A	34,600	$417

Belgium — 0.2%
Anheuser-Busch InBev	18,771	1,955
KBC Groep *	9,005	492

		2,447

Bermuda — 0.0%
Montpelier Re Holdings	13,300	367

Brazil — 1.9%
ALL - America Latina Logistica	108,424	391
B2W Cia Digital *	49,100	370
Banco do Brasil	79,300	1,061
Banco Santander Brasil ADR	68,200	473
BM&FBovespa	58,200	331
BR Malls Participacoes	35,900	350
Brasil Insurance Participacoes e Administracao	30,600	281
Braskem ADR *	24,200	427
BRF ADR	50,700	1,188
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	10,700	539
Cia de Bebidas das Americas ADR	12,000	446
Cia de Saneamento Basico do Estado de Sao Paulo ADR *	6,200	66
Cia Hering	5,200	76
Embraer ADR	47,939	1,409
Even Construtora e Incorporadora	37,100	139
Fibria Celulose *	6,700	88
Fibria Celulose ADR *	61,400	801
Gerdau ADR	47,700	378
Gol Linhas Aereas Inteligentes ADR *	55,600	287
Hypermarcas	99,000	870
Itau Unibanco Holding ADR	146,836	2,263
M Dias Branco *	3,100	147
Natura Cosmeticos	47,800	963
Petroleo Brasileiro ADR *	85,500	1,490
Petroleo Brasileiro ADR, Cl A *	62,000	1,126
Qualicorp *	29,400	277
Santos Brasil Participacoes	15,400	150
Telefonica Brasil ADR	17,000	377
Tim Participacoes ADR	76,200	1,937
Totvs	16,300	278
Vale ADR, Cl B	134,700	2,021

		21,000

Canada — 0.7%
Alamos Gold	17,300	276
Canadian National Railway	13,871	1,523
Imperial Oil	46,200	2,017
Kodiak Oil & Gas *	37,900	492
Magna International	12,000	1,016
MDC Partners, Cl A	6,700	207
Pacific Rubiales Energy	18,900	391
Potash Corp of Saskatchewan	45,400	1,412

Description	Shares	Market Value ($ Thousands)

Silver Wheaton	3,120	$71
Teck Resources, Cl B	31,292	837

		8,242

Chile — 0.0%
Cia Cervecerias Unidas ADR	5,916	158
ENTEL Chile	6,970	108
Sociedad Quimica y Minera de Chile ADR	7,800	215

		481

China — 2.6%
AAC Technologies Holdings	73,500	325
Agricultural Bank of China, Cl H	844,000	406
Baidu ADR *	34,365	5,529
Bank of China, Cl H	1,292,000	605
Changyou.com ADR *	300	8
China Communications Construction, Cl H	261,000	213
China Construction Bank, Cl H	1,205,000	936
China Lesso Group Holdings	454,000	290
China Lumena New Materials	926,000	197
China Petroleum & Chemical ADR	3,510	282
China Petroleum & Chemical, Cl H	1,834,750	1,498
China Railway Construction, Cl H	239,500	262
China Railway Group, Cl H	340,000	192
China Telecom, Cl H	658,000	344
China Vanke, Cl B	272,900	462
CNOOC	1,589,366	3,264
Datang International Power Generation, Cl H	300,000	137
First Tractor, Cl H	54,000	39
Giant Interactive Group ADR	28,900	256
Great Wall Motor, Cl H	70,000	411
Guangzhou R&F Properties	158,000	277
Huaneng Power International, Cl H	402,000	420
Industrial & Commercial Bank of China, Cl H	7,466,327	5,229
New Oriental Education & Technology Group ADR *	11,900	312
PetroChina ADR	4,400	498
PICC Property & Casualty, Cl H	156,400	240
Prince Frog International Holdings	482,000	290
Shimao Property Holdings	133,000	335
Sihuan Pharmaceutical Holdings Group	450,000	335
SINA *	22,300	1,863
Sinopharm Group, Cl H	365,506	990
Sohu.com *	13,700	917
Tencent Holdings	13,500	737
Tingyi Cayman Islands Holding	172,000	486
Tsingtao Brewery, Cl H	76,000	622
WuXi PharmaTech Cayman ADR *	7,100	208
Zhuzhou CSR Times Electric, Cl H	84,000	301

		29,716

Colombia — 0.0%
Ecopetrol ADR	3,100	147

Cyprus — 0.0%
QIWI ADR	3,300	134

1	Adviser Managed Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

October 31, 2013

Description	Shares	Market Value ($ Thousands)

Czech Republic — 0.1%
AVG Technologies *	25,700	$517
Komercni Banka	1,440	358

		875

Denmark — 0.3%
Novo Nordisk, Cl B	21,209	3,533

Finland — 0.1%
Kone, Cl B	13,590	1,200

France — 2.3%
Air Liquide	22,472	3,064
AXA	46,491	1,163
BNP Paribas	35,787	2,654
Cie Generale des Etablissements Michelin	16,569	1,735
GDF Suez	38,919	970
Legrand	34,365	1,954
LVMH Moet Hennessy Louis Vuitton	24,281	4,681
Peugeot *	20,987	277
Publicis Groupe	33,279	2,779
Sanofi	29,250	3,123
Technip	14,612	1,533
Total	29,728	1,829

		25,762

Germany — 1.9%
Adidas	26,624	3,043
Bayer	13,268	1,651
Daimler	35,292	2,900
Deutsche Bank	57,977	2,808
Fresenius Medical Care & KGaA	45,702	3,030
Linde	5,623	1,070
Muenchener Rueckversicherungs	5,345	1,118
SAP	33,803	2,659
Siemens	22,494	2,880

		21,159

Hong Kong — 1.4%
AIA Group	641,834	3,258
Bolina Holding	387,200	165
China Everbright International	548,900	547
China Medical System Holdings	205,000	184
China Mengniu Dairy	269,000	1,183
China Merchants Holdings International	194,000	688
China Mobile	226,844	2,382
China Mobile ADR	37,200	1,935
China State Construction International Holdings	211,300	356
China Unicom ADR	27,100	423
CNOOC ADR	2,700	546
Dongfeng Motor Group, Cl H	254,000	359
Haier Electronics Group	242,000	516
Hong Kong Exchanges and Clearing	163,947	2,643
KWG Property Holding	152,500	99
Shenzhen Investment	284,000	114
Skyworth Digital Holdings	392,000	190

Description	Shares	Market Value ($ Thousands)

Sunny Optical Technology Group	131,000	$127

		15,715

India — 0.4%
Dr Reddy’s Laboratories ADR	23,800	944
ICICI Bank ADR	12,700	474
Infosys ADR	8,000	424
Larsen & Toubro GDR	12,435	191
Mahindra & Mahindra GDR	13,850	200
Reliance Industries GDR(A)	64,010	1,912
Tata Motors ADR	22,500	705

		4,850

Indonesia — 0.1%
AKR Corporindo	476,000	205
Bank Rakyat Indonesia Persero	595,500	417
Indofood Sukses Makmur	180,500	107
Kalbe Farma	1,025,500	118
Semen Indonesia Persero	156,500	199
Tambang Batubara Bukit Asam Persero	283,500	306
United Tractors	140,000	217

		1,569

Ireland — 0.8%
Accenture, Cl A	68,313	5,021
Eaton	35,599	2,512
Kenmare Resources *	370,230	121
Ryanair Holdings ADR *	18,600	934
Smurfit Kappa Group	31,252	760

		9,348

Israel — 0.1%
magicJack VocalTec *	6,200	70
Teva Pharmaceutical Industries ADR	15,000	556

		626

Italy — 0.3%
Intesa Sanpaolo	528,154	1,315
Saipem	45,163	1,060
Snam	110,201	569

		2,944

Japan — 3.1%
Bridgestone	63,741	2,180
FANUC	11,809	1,892
Hitachi	149,000	1,040
Japan Exchange Group	24,080	556
JGC	48,000	1,832
KDDI	50,200	2,717
Komatsu	118,428	2,583
Kubota *	122,642	1,810
Mitsubishi UFJ Financial Group	731,899	4,625
Shin-Etsu Chemical	29,200	1,646
SoftBank	33,424	2,487
Sumitomo Mitsui Financial Group	25,100	1,206
Sumitomo Mitsui Trust Holdings	570,842	2,804
Tokyo Electron	16,700	914
Toyota Motor *	109,625	7,107

		35,399

2	Adviser Managed Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

October 31, 2013

Description	Shares	Market Value ($ Thousands)

Kazakhstan — 0.0%
KazMunaiGas Exploration Production JSC GDR	1,780	$25

Macau — 0.0%
Sands China	51,199	364

Malaysia — 0.2%
Axiata Group	186,100	405
Malayan Banking	108,200	335
Tenaga Nasional	248,100	741
Top Glove	193,600	350
UEM Sunrise	537,700	399
UMW Holdings	33,500	136

		2,366

Mexico — 0.7%
Alfa, Cl A	86,100	237
America Movil ADR, Ser L	28,600	612
Arca Continental	37,700	224
Cemex ADR *	75,820	802
Empresas ICA ADR *	40,900	311
Fibra Uno Administracion ‡	72,500	225
Fomento Economico Mexicano ADR	7,700	718
Genomma Lab Internacional, Cl B *	143,800	384
Grupo Financiero Banorte, Cl O	67,800	436
Grupo Financiero Santander Mexico ADR	18,300	259
Grupo Financiero Santander Mexico, Cl B	146,400	413
Grupo Televisa ADR	45,700	1,391
Inmobiliaria Vesta	67,100	129
Kimberly-Clark de Mexico, Cl A	201,500	615
Wal-Mart de Mexico	647,979	1,691

		8,447

Netherlands — 1.7%
Akzo Nobel	48,662	3,543
ASML Holding	25,616	2,435
Core Laboratories	21,558	4,036
ING Groep *	140,222	1,789
LyondellBasell Industries, Cl A	4,417	330
PostNL *	134,271	705
Reed Elsevier	166,127	3,351
Royal Dutch Shell, Cl A	50,790	1,694
Unilever	24,757	982
VistaPrint *	1,000	54

		18,919

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior, Cl E	18,100	475

Peru — 0.0%
Credicorp	2,900	396

Description	Shares	Market Value ($ Thousands)

Philippines — 0.1%
International Container Terminal Services	121,230	$292
Megaworld	1,373,000	122
RFM	494,200	63
SM Investments	8,080	160
SM Prime Holdings	191,400	85

		722

Poland — 0.2%
PGE	57,291	335
Polski Koncern Naftowy Orlen	30,393	430
Powszechna Kasa Oszczednosci Bank Polski	20,751	276
Powszechny Zaklad Ubezpieczen	4,029	614
Tauron Polska Energia	72,101	118
Telekomunikacja Polska	158,432	514

		2,287

Puerto Rico — 0.0%
Triple-S Management, Cl B *	9,100	162

Russia — 1.0%
Eurasia Drilling GDR	8,760	371
Gazprom ADR	237,944	2,226
Lukoil ADR	26,049	1,708
Magnit GDR	7,860	505
MegaFon GDR	15,784	573
MegaFon OAO GDR	13,767	500
Mobile Telesystems ADR	19,700	449
Rosneft GDR	111,934	884
Sberbank of Russia ADR	136,324	1,740
Tatneft OAO ADR	2,779	114
Yandex, Cl A *	66,411	2,448

		11,518

Singapore — 0.2%
Asian Pay Television Trust	514,000	327
China Yuchai International	6,800	159
Sembcorp Industries	176,000	755
Sembcorp Marine	303,000	1,099

		2,340

South Africa — 0.7%
Anglo American Platinum *	6,279	255
AngloGold Ashanti ADR *	7,300	110
ArcelorMittal South Africa *	30,487	121
Aspen Pharmacare Holdings	22,848	638
Aveng *	35,853	106
AVI	15,905	94
Bidvest Group	11,720	314
FirstRand	203,154	731
Impala Platinum Holdings	10,410	127
Imperial Holdings	5,956	127
Liberty Holdings	11,707	145
Life Healthcare Group Holdings	91,295	374
MMI Holdings	51,340	126
MTN Group	19,720	393
Redefine Properties ‡ *	170,350	175
Remgro	18,536	379
Sanlam	41,035	221

3	Adviser Managed Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

October 31, 2013

Description	Shares	Market Value ($ Thousands)

Sasol	14,608	$749
Sasol ADR	9,900	505
Shoprite Holdings	18,900	347
Standard Bank Group	36,592	466
Vodacom Group	77,230	888

		7,391

South Korea — 2.2%
CJ	1,462	153
CJ E&M *	9,115	315
Coway	11,385	651
Daeduck GDS	5,040	93
Daesang	4,680	153
Daishin Securities	10,910	91
Hana Financial Group	5,450	210
Hankook Tire	6,495	381
Hyosung	6,757	456
Hyundai Marine & Fire Insurance	5,380	154
KB Financial Group ADR	26,700	1,036
KCC	2,567	1,030
Kia Motors	16,957	986
Korea Gas	2,129	128
KT	16,530	546
KT ADR	29,700	492
KT&G	19,763	1,444
LG Display ADR *	22,400	262
LG Electronics	5,572	357
Lock & Lock	12,100	315
Lotte Chilsung Beverage	357	530
Lotte Confectionery	428	734
Meritz Fire & Marine Insurance	4,720	66
Partron	5,351	87
Samsung Electronics	6,293	8,691
Samsung Life Insurance	5,137	506
SFA Engineering	7,078	302
SK Holdings	2,727	495
SK Hynix *	20,140	607
SK Telecom	4,501	963
SK Telecom ADR	101,400	2,482
Sung Kwang Bend	10,205	279
Woori Finance Holdings	33,730	401

		25,396

Spain — 0.4%
Amadeus IT Holding, Cl A	26,558	987
Banco Bilbao Vizcaya Argentaria	177,807	2,086
Cemex Latam Holdings *	69,161	530
Tecnicas Reunidas	20,712	1,069

		4,672

Sweden — 0.4%
Hennes & Mauritz, Cl B	54,850	2,373
Skandinaviska Enskilda Banken, Cl A	147,052	1,784

		4,157

Switzerland — 2.2%
Givaudan	1,108	1,576
Julius Baer Group *	33,749	1,662
Nestle	29,963	2,167
Novartis	83,551	6,500
Pentair	5,851	393
Roche Holding	21,795	6,046
Syngenta	5,426	2,196

Description	Shares	Market Value ($ Thousands)

Transocean	3,325	$156
UBS	126,813	2,459
Zurich Insurance Group	5,269	1,460

		24,615

Taiwan — 0.5%
Advanced Semiconductor Engineering ADR	91,400	451
AU Optronics ADR *	219,400	693
Chailease Holding	4,500	11
Hon Hai Precision Industry	355,230	901
Lite-On Technology	1,026	2
Realtek Semiconductor	1,073	2
Shin Kong Financial Holding	14,669	5
Taiwan Semiconductor Manufacturing	284,000	1,058
Taiwan Semiconductor Manufacturing ADR	145,200	2,673
Uni-President Enterprises	8,940	17
United Microelectronics	812,000	344

		6,157

Thailand — 0.3%
Advanced Info Service	16,300	134
Bangchak Petroleum	236,400	253
Bangkok Bank	73,700	488
Bangkok Dusit Medical Services	46,100	198
CP ALL	176,800	223
Kasikornbank	40,700	248
PTT	116,600	1,188
Sansiri	3,300,400	237
Siam Cement	11,721	161
Thai Airways International	253,500	165
Thanachart Capital	227,300	252

		3,547

Turkey — 0.2%
Anadolu Efes Biracilik Ve Malt Sanayii	11,700	150
Ford Otomotiv Sanayi	12,000	169
Kardemir Karabuk Demir Celik Sanayi ve Ticaret, Cl D *	170,000	108
Koza Altin Isletmeleri	6,800	121
Tupras Turkiye Petrol Rafinerileri	4,000	91
Turk Hava Yollari	106,000	416
Turk Traktor ve Ziraat Makineleri	8,000	265
Turkcell Iletisim Hizmetleri ADR *	23,900	374
Turkiye Garanti Bankasi	51,540	208

		1,902

United Arab Emirates — 0.0%
Dragon Oil	33,230	314

United Kingdom — 4.8%
Afren *	136,810	347
Anglo American ADR	11,900	141
ARM Holdings	53,761	851
Aviva	279,182	2,014
Balfour Beatty	205,197	942
Barclays	402,608	1,705
BG Group	108,816	2,226
British American Tobacco	90,736	5,009

4	Adviser Managed Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

October 31, 2013

Description	Shares	Market Value ($ Thousands)

Burberry Group	63,169	$1,558
Carnival	80,487	2,876
Delphi Automotive	7,200	412
Hikma Pharmaceuticals	12,380	239
HSBC Holdings	475,987	5,246
International Consolidated Airlines Group *	254,416	1,422
Kingfisher	509,550	3,090
Lloyds Banking Group *	1,556,345	1,939
Michael Page International	122,317	952
Pearson	67,091	1,406
Reckitt Benckiser Group	39,521	3,078
Rexam	128,412	1,072
Rio Tinto	22,789	1,156
Rolls-Royce Holdings	190,178	3,514
SABMiller	46,602	2,435
Standard Chartered	140,557	3,386
Tesco	385,852	2,258
Tullow Oil	27,946	423
Vodafone Group	620,534	2,238
WPP	111,192	2,367

		54,302

United States — 61.6%

Consumer Discretionary — 7.3%
Abercrombie & Fitch, Cl A	3,517	132
Advance Auto Parts	7,440	738
AFC Enterprises *	13,600	606
Amazon.com *	3,742	1,362
American Eagle Outfitters	29,760	461
American Public Education *	5,400	216
Apollo Group, Cl A *	13,351	356
Arctic Cat	6,400	336
AutoZone *	6,930	3,012
Bally Technologies *	5,065	370
Bed Bath & Beyond *	8,000	618
Belo, Cl A	7,100	98
Best Buy	19,900	852
Big 5 Sporting Goods	38,100	720
Biglari Holdings *	550	240
Body Central *	13,700	77
Boyd Gaming *	5,800	61
Bravo Brio Restaurant Group *	16,200	242
Brown Shoe	19,700	442
Capella Education *	10,700	652
Career Education *	52,500	288
Carmike Cinemas *	6,100	140
Carriage Services, Cl A	7,500	151
Cato, Cl A	13,000	390
CBS, Cl B	8,700	515
CEC Entertainment	4,600	213
Chico’s FAS	14,670	252
Coach	3,560	180
Comcast, Cl A	87,865	4,099
Cooper Tire & Rubber	2,200	57
Core-Mark Holding	5,000	354
Corinthian Colleges *	18,000	38
Deckers Outdoor *	3,005	207
Denny’s *	54,600	347
Dex Media *	27,600	186
Diamond Resorts International *	23,220	443
DIRECTV *	7,430	464
Discovery Communications, Cl A *	5,029	447

Description	Shares	Market Value ($ Thousands)

Drew Industries *	7,100	$357
Entravision Communications, Cl A *	25,300	171
EW Scripps, Cl A *	5,000	99
Expedia	1,460	86
Express *	8,500	197
Fiesta Restaurant Group *	2,500	106
Ford Motor	136,214	2,331
Fossil Group *	23,682	3,006
Fox Factory Holding *	16,400	286
Francesca’s Holdings *	22,495	405
Fred’s, Cl A	8,400	136
Fuel Systems Solutions *	2,700	48
GameStop, Cl A	12,200	669
Gap	23,500	869
G-III Apparel Group *	1,900	108
Goodyear Tire & Rubber	8,900	187
Gray Television *	34,900	295
Groupon, Cl A *	23,303	213
Hanesbrands	6,500	443
Hasbro	8,520	440
Haverty Furniture	10,600	295
Helen of Troy *	13,400	626
hhgregg *	12,800	198
Home Depot	14,672	1,143
Hovnanian Enterprises, Cl A *	13,800	70
Hyatt Hotels, Cl A *	7,795	371
Iconix Brand Group *	11,775	425
Jack in the Box *	1,900	77
Jarden *	5,500	305
Krispy Kreme Doughnuts *	1,000	24
Las Vegas Sands	6,211	436
La-Z-Boy, Cl Z	2,200	51
Lear	29,305	2,268
Liberty Global, Cl A *	27,566	2,160
Liberty Interactive, Cl A *	11,100	299
Liberty Ventures, Ser A *	2,225	239
LifeLock *	30,455	490
Loral Space & Communications *	5,400	385
Lowe’s	12,400	617
Lululemon Athletica *	32,989	2,278
M/I Homes *	3,000	61
Macy’s	77,490	3,573
Mattel	8,500	377
Matthews International, Cl A	11,780	478
McDonald’s	7,842	757
Michael Kors Holdings *	4,101	316
Modine Manufacturing *	41,215	549
Movado Group	5,400	252
Multimedia Games Holding *	10,800	351
Murphy USA *	1,529	62
NACCO Industries, Cl A	2,800	160
National CineMedia	6,500	114
NIKE, Cl B	7,300	553
Nutrisystem	14,900	280
Office Depot *	9,700	54
OfficeMax	3,000	45
Omnicom Group	6,200	422
Orbitz Worldwide *	62,200	575
Orient-Express Hotels, Cl A *	2,300	31
Overstock.com *	18,500	434
Papa John’s International	1,100	83
PetMed Express	35,200	522
Pier 1 Imports	1,200	25

5	Adviser Managed Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

October 31, 2013

Description	Shares	Market Value ($ Thousands)

priceline.com *	618	$651
PVH	2,051	255
Red Robin Gourmet Burgers *	5,700	434
Ross Stores	39,465	3,053
Ruth’s Hospitality Group	25,800	315
Scholastic	3,700	106
Service International	16,100	290
Skullcandy *	9,200	58
Smith & Wesson Holding *	15,400	166
Sonic *	14,600	282
Standard Motor Products	9,800	354
Starbucks	69,394	5,624
Starwood Hotels & Resorts Worldwide	5,000	368
Steiner Leisure *	4,600	258
Stewart Enterprises, Cl A	5,900	78
Stoneridge *	27,800	355
Target	8,320	539
Taylor Morrison Home, Cl A *	25,685	571
Tempur Sealy International *	4,180	160
Tenneco *	7,440	395
Texas Roadhouse, Cl A	7,500	206
Tiffany	4,445	352
Time Warner	10,199	701
Time Warner Cable	4,367	525
TJX	16,100	979
Twenty-First Century Fox, Cl A	19,880	678
Viacom, Cl B	70,395	5,863
Walt Disney	16,200	1,111
Wet Seal, Cl A *	96,600	320
Whirlpool	3,800	555
Winnebago Industries *	5,400	160
Yum! Brands	43,488	2,941
Zagg *	49,000	232

		82,580

Consumer Staples — 4.9%
Altria Group	41,505	1,545
Andersons	9,300	690
Avon Products	42,700	747
Beam	4,600	310
Bunge	3,445	283
Chiquita Brands International *	37,800	391
Coca-Cola	35,161	1,391
Colgate-Palmolive	12,400	803
Costco Wholesale	34,176	4,033
CVS Caremark	58,426	3,638
Darling International *	9,500	221
Elizabeth Arden *	16,100	583
Estee Lauder, Cl A	60,267	4,277
Fresh Del Monte Produce	26,800	713
General Mills	10,639	536
Green Mountain Coffee Roasters *	5,031	316
Hershey	17,000	1,687
Inter Parfums	1,700	60
J&J Snack Foods	600	51
Kimberly-Clark	5,900	637
Kraft Foods Group	9,400	511
Kroger	52,351	2,243
Lancaster Colony	1,400	116
Lorillard	27,500	1,403
Mead Johnson Nutrition, Cl A	58,195	4,752
Medifast *	11,200	261
Molson Coors Brewing, Cl B	75,725	4,089

Description	Shares	Market Value ($ Thousands)

Mondelez International, Cl A	21,200	$713
Nu Skin Enterprises, Cl A	7,500	877
PepsiCo	28,000	2,355
Philip Morris International	18,121	1,615
Pilgrim’s Pride *	38,200	541
Prestige Brands Holdings *	5,200	162
Procter & Gamble	22,543	1,820
Rite Aid *	94,500	504
Sanderson Farms	8,400	531
SUPERVALU *	9,700	68
Sysco	45,320	1,466
Tyson Foods, Cl A	40,900	1,132
USANA Health Sciences *	6,700	457
Walgreen	10,100	598
Wal-Mart Stores	16,800	1,289
WD-40	1,100	80
Whole Foods Market	76,198	4,810

		55,305

Energy — 6.8%
Alon USA Energy	1,900	23
Alpha Natural Resources *	32,400	227
Anadarko Petroleum	7,626	727
Apache	32,344	2,872
Athlon Energy *	12,685	417
Baker Hughes	24,250	1,409
Bonanza Creek Energy *	800	40
Bristow Group	4,800	386
Cabot Oil & Gas	11,420	403
Cameron International *	4,910	269
Chesapeake Energy	12,708	355
Chevron	83,513	10,018
Cloud Peak Energy *	1,400	22
Comstock Resources	1,900	33
ConocoPhillips	85,913	6,297
CONSOL Energy	62,592	2,285
Delek US Holdings	3,300	84
Devon Energy	6,300	398
Diamond Offshore Drilling	15,000	929
Dresser-Rand Group *	5,470	332
Energy XXI Bermuda	13,200	384
EOG Resources	3,446	615
EPL Oil & Gas *	9,200	293
Exxon Mobil	112,454	10,078
FMC Technologies *	67,656	3,420
Frank’s International	12,920	395
Green Plains Renewable Energy	33,200	536
Halliburton	17,656	936
Helix Energy Solutions Group *	3,200	76
Hess	3,600	292
Key Energy Services *	57,120	447
Marathon Oil	54,457	1,920
Marathon Petroleum	5,600	401
Matador Resources *	18,100	333
Matrix Service *	13,600	283
Murphy Oil	34,670	2,091
National Oilwell Varco	6,604	536
Newpark Resources *	24,800	316
Occidental Petroleum	52,051	5,001
Parker Drilling *	28,700	207
PDC Energy *	3,630	246
Peabody Energy	91,549	1,783
Phillips 66	7,271	469
Pioneer Energy Services *	16,700	140

6	Adviser Managed Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

October 31, 2013

Description	Shares	Market Value ($ Thousands)

QEP Resources	6,848	$226
Quicksilver Resources *	35,800	77
Renewable Energy Group *	22,400	244
Rosetta Resources *	800	48
SandRidge Energy *	32,071	203
Schlumberger	141,638	13,274
Scorpio Tankers	24,600	284
Ship Finance International	3,400	56
SM Energy	5,100	452
Solazyme *	30,460	319
Southwestern Energy *	7,603	283
Stone Energy *	2,500	87
Synergy Resources *	15,600	162
Targa Resources	800	62
Tesco *	29,900	514
Triangle Petroleum *	9,600	102
Vaalco Energy *	59,100	311
Valero Energy	7,900	325
Western Refining	7,100	229
Whiting Petroleum *	5,800	388
Willbros Group *	46,500	454
Williams	12,000	429

		77,253

Financials — 10.5%
Aflac	6,700	435
Agree Realty ‡	6,600	208
Allied World Assurance Holdings	7,100	769
Allstate	39,500	2,096
Ambac Financial Group *	26,900	543
American Assets Trust ‡	2,200	73
American Campus Communities ‡	5,486	190
American Equity Investment Life Holding	30,650	639
American Express	75,442	6,171
American Financial Group	10,900	613
American International Group	62,700	3,238
American Tower, Cl A ‡	6,356	504
Ameriprise Financial	10,700	1,076
AMERISAFE	4,500	173
Apartment Investment & Management, Cl A ‡	27,300	764
Arch Capital Group *	5,826	338
Argo Group International Holdings	13,080	549
Arlington Asset Investment, Cl A	18,900	466
Ashford Hospitality Trust ‡	26,500	346
Aspen Insurance Holdings	6,730	263
Associated Estates Realty ‡	800	12
Assurant	30,300	1,772
Bank of America	476,579	6,653
Bank of New York Mellon	16,263	517
Banner	5,200	199
Berkshire Hathaway, Cl B *	16,479	1,896
BGC Partners, Cl A	17,500	93
BlackRock, Cl A	2,033	612
BlackRock Kelso Capital	38,300	360
Boston Properties ‡	2,829	293
Brown & Brown	16,880	539
Campus Crest Communities ‡	5,200	52
Capital Bank Financial, Cl A *	11,400	253
Capital One Financial	29,602	2,033
Cardinal Financial	18,000	297
CBL & Associates Properties ‡	28,900	572
CBRE Group, Cl A *	13,600	316

Description	Shares	Market Value ($ Thousands)

Cedar Realty Trust ‡	36,700	$210
Charles Schwab	210,214	4,761
Chatham Lodging Trust ‡	7,400	140
Chesapeake Lodging Trust ‡	14,100	332
Chubb	22,000	2,026
Citigroup	158,505	7,732
CNO Financial Group	8,400	131
CoreSite Realty ‡	8,500	276
Cousins Properties ‡	18,800	213
Credit Acceptance *	5,300	625
Discover Financial Services	49,100	2,547
Douglas Emmett ‡	9,700	242
East West Bancorp	14,330	483
EastGroup Properties ‡	800	51
Employers Holdings	9,500	286
Equity Lifestyle Properties ‡	18,000	684
Equity Residential ‡	6,132	321
Evercore Partners, Cl A	2,700	136
Everest Re Group	12,200	1,876
Extra Space Storage ‡	17,510	805
Fifth Third Bancorp	98,100	1,867
First American Financial	5,000	129
First Cash Financial Services *	1,000	61
First Citizens BancShares, Cl A	1,186	251
First Commonwealth Financial	16,300	142
First Industrial Realty Trust ‡	3,200	58
First Interstate Bancsystem, Cl A	13,600	341
First Midwest Bancorp	28,100	467
First Potomac Realty Trust ‡	6,500	80
Geo Group ‡	9,000	317
Goldman Sachs Group	7,343	1,181
Government Properties Income Trust ‡	2,100	51
Hanmi Financial	28,100	491
Hartford Financial Services Group	32,115	1,082
HCI Group	3,000	132
Healthcare Realty Trust ‡	3,800	91
Hercules Technology Growth Capital	4,700	73
HFF, Cl A *	5,200	128
Home BancShares	1,200	41
Home Properties ‡	6,100	368
HomeStreet	7,700	146
Horace Mann Educators	20,400	565
Hudson Pacific Properties ‡	1,000	21
Huntington Bancshares	107,800	949
Infinity Property & Casualty	3,500	240
Inland Real Estate ‡	75,600	808
IntercontinentalExchange *	16,004	3,084
International Bancshares	3,300	75
Investment Technology Group *	36,300	582
Jones Lang LaSalle	8,115	773
JPMorgan Chase	105,810	5,453
KeyCorp	105,938	1,327
Kilroy Realty ‡	15,010	798
Kite Realty Group Trust ‡	4,300	28
Lexington Realty Trust ‡	31,290	366
Liberty Property Trust ‡	6,500	242
Lincoln National	18,451	838
Loews	7,585	366
LTC Properties ‡	5,200	205
Macerich ‡	6,690	396
Maiden Holdings	12,800	140
Marsh & McLennan	10,300	472

7	Adviser Managed Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

October 31, 2013

Description	Shares	Market Value ($ Thousands)

MB Financial	3,000	$89
McGraw Hill Financial	7,321	510
MetLife	9,062	429
MGIC Investment *	28,500	232
Mid-America Apartment Communities ‡	324	21
Morgan Stanley	35,300	1,014
National Health Investors ‡	1,000	63
National Penn Bancshares	2,600	27
NBT Bancorp	10,400	253
Nelnet, Cl A	9,500	405
New Mountain Finance	21,700	308
Northfield Bancorp	15,000	194
Old Republic International	20,341	341
Oritani Financial	3,900	63
PacWest Bancorp	19,330	736
PennantPark Investment	7,300	82
Pennsylvania ‡	1,800	33
PICO Holdings *	2,200	52
Pinnacle Financial Partners	7,700	239
Piper Jaffray *	7,400	266
Platinum Underwriters Holdings	22,200	1,381
PNC Financial Services Group	24,100	1,772
Popular *	10,062	254
Potlatch ‡	5,700	233
Primerica	1,900	82
Progressive	14,200	369
Prospect Capital	21,000	238
Provident Financial Services	8,100	152
Prudential Financial	6,540	532
PS Business Parks ‡	2,100	171
Public Storage ‡	4,200	701
Ramco-Gershenson Properties Trust ‡	33,200	540
Regency Centers ‡	5,000	258
Reinsurance Group of America, Cl A	7,345	523
Retail Opportunity Investments ‡	8,900	132
RLJ Lodging Trust ‡	35,800	904
Rouse Properties ‡	9,300	188
Sabra Health Care ‡	22,000	592
Select Income ‡	9,900	273
Senior Housing Properties Trust ‡	9,900	244
Signature Bank NY *	3,505	357
Silver Bay Realty Trust ‡	3,600	56
Simon Property Group ‡	6,137	948
SLM	67,800	1,720
Solar Capital	2,600	60
Sovran Self Storage ‡	1,000	76
Spirit Realty Capital ‡	20,537	215
Springleaf Holdings, Cl A *	16,200	329
STAG Industrial ‡	18,900	395
StanCorp Financial Group	5,638	332
Starwood Property Trust ‡	2,200	57
State Street	8,499	595
Stewart Information Services	5,000	157
Strategic Hotels & Resorts ‡ *	5,700	50
Summit Hotel Properties ‡	38,100	350
SunTrust Banks	11,800	397
Susquehanna Bancshares	2,200	26
Symetra Financial	8,500	159
T Rowe Price Group	5,000	387
TCP Capital	17,500	292
THL Credit	23,000	374

Description	Shares	Market Value ($ Thousands)

TICC Capital	36,700	$367
Travelers	30,100	2,598
Two Harbors Investment ‡	4,700	44
Umpqua Holdings	4,100	67
United Community Banks *	28,100	438
Unum Group	11,736	372
US Bancorp	20,848	779
ViewPoint Financial Group	14,600	318
Virtus Investment Partners *	1,800	366
Waddell & Reed Financial, Cl A	8,750	540
Weingarten Realty Investors ‡	8,400	267
Wells Fargo	137,594	5,874
Winthrop Realty Trust ‡	7,900	93
Wintrust Financial	5,860	255
WisdomTree Investments *	29,300	407

		120,038

Health Care — 8.3%
Abbott Laboratories	27,800	1,016
AbbVie	17,025	825
Acorda Therapeutics *	10,300	315
Addus HomeCare *	15,900	411
Alexion Pharmaceuticals *	3,123	384
AMAG Pharmaceuticals *	8,000	216
Amedisys *	12,200	199
AmerisourceBergen, Cl A	27,600	1,803
Amgen	34,245	3,972
AMN Healthcare Services *	22,900	284
Analogic	2,300	212
Ariad Pharmaceuticals *	8,534	19
Array BioPharma *	16,500	83
ArthroCare *	8,600	322
Baxter International	9,690	638
Biogen Idec *	7,800	1,905
Bristol-Myers Squibb	52,015	2,732
Brookdale Senior Living, Cl A *	12,715	344
Cadence Pharmaceuticals *	40,300	199
Cambrex *	21,400	360
Cantel Medical	13,050	458
Cardinal Health	11,400	669
Cardiovascular Systems *	1,500	46
CareFusion *	20,040	777
Celgene *	14,089	2,092
Cigna	25,200	1,940
Computer Programs & Systems	4,500	257
CONMED	12,300	446
Covance *	34,263	3,058
Covidien	7,500	481
DaVita HealthCare Partners *	54,916	3,087
Depomed *	40,500	292
Edwards Lifesciences *	3,308	216
Eli Lilly	11,053	551
Emergent Biosolutions *	13,400	262
Endocyte *	25,300	264
Ensign Group	7,000	298
Express Scripts Holding *	98,983	6,188
Five Star Quality Care *	40,600	206
GenMark Diagnostics *	2,600	31
Gentiva Health Services *	29,300	336
Gilead Sciences *	38,019	2,699
Greatbatch *	4,100	156
GTx *	5,400	9
Haemonetics *	8,625	350
Hanger *	2,100	77

8	Adviser Managed Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

October 31, 2013

Description	Shares	Market Value ($ Thousands)

HealthSouth	4,300	$151
Hi-Tech Pharmacal *	1,800	78
Humana	13,500	1,244
ICU Medical *	11,500	711
IDEXX Laboratories *	27,181	2,932
Impax Laboratories *	17,300	350
Intrexon *	10,100	214
Intuitive Surgical *	11,538	4,286
Invacare	7,000	150
Isis Pharmaceuticals *	8,000	266
Johnson & Johnson	52,743	4,885
Kindred Healthcare	1,000	14
Laboratory Corp of America Holdings *	3,085	311
LifePoint Hospitals *	5,324	275
Magellan Health Services *	11,516	676
McKesson	37,800	5,910
Medtronic	12,750	732
Merck	27,415	1,236
Meridian Bioscience	9,300	230
Merit Medical Systems *	1,100	18
MiMedx Group *	7,000	37
Momenta Pharmaceuticals *	20,200	331
MWI Veterinary Supply *	2,600	412
Nektar Therapeutics *	4,400	42
Neurocrine Biosciences *	48,300	456
NuVasive *	1,400	44
Omnicare	36,538	2,015
Omnicell *	10,600	244
Orthofix International *	11,700	240
PDL BioPharma	44,100	357
Pfizer	270,605	8,302
PharMerica *	17,400	257
Portola Pharmaceuticals *	7,000	155
Providence Service *	11,300	338
Puma Biotechnology *	4,700	180
Questcor Pharmaceuticals	2,400	147
Quintiles Transnational Holdings *	10,565	444
Regeneron Pharmaceuticals *	1,300	374
Repligen *	37,000	405
Rigel Pharmaceuticals *	76,300	236
Santarus *	36,000	840
Select Medical Holdings	14,800	126
Sirona Dental Systems *	3,600	260
Spectranetics *	3,100	65
St. Jude Medical	5,689	326
STERIS	1,500	68
SurModics *	8,400	198
Symmetry Medical *	18,600	151
Teleflex	3,100	286
TESARO *	14,700	566
Thermo Fisher Scientific	6,355	621
United Therapeutics *	19,000	1,682
UnitedHealth Group	33,450	2,283
Varian Medical Systems *	3,139	228
Vertex Pharmaceuticals *	20,205	1,441
WellPoint	25,736	2,182
Zoetis, Cl A	60,321	1,910

		94,403

Industrials — 7.2%
3M	6,140	773
AAON	7,700	208
AAR	23,500	688

Description	Shares	Market Value ($ Thousands)

ACCO Brands *	65,565	$383
Actuant, Cl A	11,515	432
ADT	5,752	249
AECOM Technology *	9,333	297
Aircastle	12,300	232
Alaska Air Group	5,345	378
Albany International, Cl A	10,500	386
Alliant Techsystems	19,133	2,083
Altra Holdings	6,900	210
American Science & Engineering	2,900	191
American Woodmark *	8,000	271
Apogee Enterprises	8,300	260
Arkansas Best	7,500	205
Astronics *	6,300	309
Astronics, Cl B *	1,260	61
Atlas Air Worldwide Holdings *	4,000	148
AZZ	300	14
Barrett Business Services	5,100	425
BE Aerospace *	5,565	452
Boeing	18,898	2,466
Caterpillar	5,735	478
CIRCOR International	5,700	420
Clean Harbors *	5,700	352
Coleman Cable	13,100	322
Cummins	3,200	406
Danaher	67,393	4,858
Deere	5,769	472
Delta Air Lines	37,852	998
Dover	22,375	2,054
Dycom Industries *	8,900	264
Echo Global Logistics *	16,925	312
EMCOR Group	3,200	119
Emerson Electric	8,092	542
EnerNOC *	15,200	253
EnerSys	1,100	73
Engility Holdings *	6,600	204
Equifax	4,800	310
Erickson Air-Crane *	1,300	26
Esterline Technologies *	900	72
Exelis	55,255	911
Exponent	3,400	257
Fastenal	6,400	319
FedEx	4,294	563
Fluor	71,346	5,295
G&K Services, Cl A	8,200	512
General Cable	6,738	222
General Electric	171,132	4,473
Gibraltar Industries *	14,400	230
H&E Equipment Services *	3,100	77
Honeywell International	34,601	3,001
Hub Group, Cl A *	7,180	264
Huntington Ingalls Industries	13,600	973
Huron Consulting Group *	5,200	304
Hyster-Yale Materials Handling, Cl A	4,400	345
ICF International *	4,600	159
Illinois Tool Works	6,600	520
Insperity	8,600	333
Jacobs Engineering Group *	5,746	349
John Bean Technologies	14,900	405
Joy Global	32,080	1,821
Kelly Services, Cl A	1,500	31
Kennametal	7,330	337
Kforce *	12,400	244

9	Adviser Managed Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

October 31, 2013

Description	Shares	Market Value ($ Thousands)

L-3 Communications Holdings, Cl 3	19,000	$1,909
Lennox International	4,200	328
Lockheed Martin	7,481	998
Manpowergroup	5,258	411
Masco	11,007	233
MasTec *	13,580	434
Meritor *	3,600	25
Middleby *	1,125	256
Mine Safety Appliances	1,000	48
Mistras Group *	3,200	59
Mueller Industries	3,200	193
Mueller Water Products, Cl A	29,700	255
MYR Group *	16,900	447
Navigant Consulting *	27,300	474
Norfolk Southern	5,800	499
Northrop Grumman	23,503	2,527
Orbital Sciences *	20,200	466
Oshkosh	14,602	695
PACCAR	7,225	402
Performant Financial *	8,600	86
PGT *	30,700	321
Pike Electric *	35,500	384
Ply Gem Holdings *	3,400	51
PowerSecure International *	18,200	329
Precision Castparts	1,737	440
Primoris Services	4,900	128
Quanta Services *	13,535	409
Raytheon	30,957	2,550
Republic Airways Holdings *	5,500	65
Resources Connection	4,200	53
Roper Industries	27,285	3,460
RPX *	19,500	348
RR Donnelley & Sons	17,595	327
Saia *	13,950	454
SkyWest	3,500	53
Southwest Airlines	27,400	472
Spirit Airlines *	7,900	341
Standex International	5,500	338
Stanley Black & Decker	4,262	337
Steelcase, Cl A	6,800	111
Stericycle *	33,399	3,881
Swift Transportation, Cl A *	6,900	151
Taser International *	42,900	762
Toro	12,060	711
Trex *	800	56
Trimas *	10,890	412
TrueBlue *	9,500	235
Tutor Perini *	8,400	193
Tyco International	15,250	557
UniFirst	1,400	144
Union Pacific	8,291	1,255
United Continental Holdings *	8,692	295
United Parcel Service, Cl B	7,059	693
United Technologies	33,576	3,567
URS	16,400	889
Viad	3,100	83
WageWorks *	1,400	72
Waste Management	9,800	427
Woodward	4,105	165
Xylem	9,566	330

		82,195

Description	Shares	Market Value ($ Thousands)

Information Technology — 12.1%
Adobe Systems *	8,729	$473
Advanced Energy Industries *	13,100	274
Alliance Data Systems *	1,800	427
Amdocs	17,900	688
Amphenol, Cl A	49,412	3,967
ANSYS *	26,386	2,308
Apple	37,645	19,664
Applied Micro Circuits *	6,800	79
Arrow Electronics *	15,664	752
Aspen Technology *	2,900	111
ATMI *	10,200	279
Audience *	9,700	111
Autodesk *	8,540	341
Automatic Data Processing	7,833	587
Avnet	8,700	345
Benchmark Electronics *	3,800	86
Blackhawk Network Holdings, Cl A *	20,110	460
Blucora *	24,400	577
Brooks Automation	19,400	187
CA	24,900	791
CalAmp *	4,400	104
Calix *	20,700	211
Ceva *	5,400	77
Checkpoint Systems *	6,800	116
Cisco Systems	243,562	5,480
Cognizant Technology Solutions, Cl A *	25,210	2,192
CommVault Systems *	800	63
comScore *	18,300	489
Comverse *	4,000	126
Convergys	3,300	65
Corning	21,861	374
Cray *	2,200	49
CSG Systems International	13,500	376
Digital River *	15,500	277
EarthLink	23,700	120
eBay *	12,876	679
Electronic Arts *	11,027	290
Ellie Mae *	7,100	205
EMC	147,508	3,551
Emulex *	16,800	126
Entropic Communications *	18,400	79
Envestnet *	9,400	341
Equinix *	1,318	213
ExlService Holdings *	12,400	358
Extreme Networks *	82,600	443
Fabrinet *	18,600	311
Facebook, Cl A *	4,867	245
Finisar *	11,400	262
FLIR Systems	16,995	484
FormFactor *	53,200	278
Forrester Research	3,900	151
Genpact *	132,738	2,632
Global Cash Access Holdings *	59,700	496
Google, Cl A *	10,404	10,722
Harmonic *	67,300	492
Hewlett-Packard	18,693	456
Hutchinson Technology *	45,500	169
Immersion *	33,000	420
Informatica *	6,120	236
Ingram Micro, Cl A *	87,571	2,029

10	Adviser Managed Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

October 31, 2013

Description	Shares	Market Value ($ Thousands)

Insight Enterprises *	11,800	$249
Intel	136,139	3,326
International Business Machines	7,401	1,326
Intuit	5,114	365
j2 Global	7,570	416
Juniper Networks *	12,417	231
KLA-Tencor	4,101	269
Lam Research *	10,000	542
Lattice Semiconductor *	46,400	238
LinkedIn, Cl A *	1,556	348
Littelfuse	3,690	314
LSI	291,200	2,469
Manhattan Associates *	3,000	320
Marvell Technology Group	135,900	1,631
MasterCard, Cl A	5,317	3,813
Maxwell Technologies *	8,700	65
Mentor Graphics	5,500	121
MercadoLibre	9,400	1,266
Methode Electronics	4,900	125
Micron Technology *	16,545	293
Microsemi *	13,985	351
Microsoft	60,392	2,135
Monotype Imaging Holdings	13,400	378
Motorola Solutions	6,019	376
Move *	22,100	375
National Instruments	71,425	2,075
NetApp	77,845	3,021
Netscout Systems *	21,550	610
NIC *	6,600	162
NVIDIA	20,159	306
ON Semiconductor *	75,154	531
Oracle	24,787	830
Palo Alto Networks *	3,781	159
Pegasystems	1,600	61
Photronics *	3,700	31
PMC - Sierra *	37,080	218
Polycom *	16,112	168
Proofpoint *	9,700	307
PROS Holdings *	8,000	283
QLogic *	5,700	70
QUALCOMM	108,950	7,569
Red Hat *	26,600	1,151
Responsys *	10,200	167
Rogers *	1,300	79
Rosetta Stone *	11,000	167
Rovi *	8,066	135
Salesforce.com *	71,354	3,807
SanDisk	16,200	1,126
Sanmina *	12,600	183
Sapient *	5,800	92
ServiceNow *	4,657	254
Silicon Graphics International *	34,100	435
Silicon Image *	70,100	368
SolarWinds *	4,635	168
Sonus Networks *	32,000	96
Spansion, Cl A *	7,100	85
SS&C Technologies Holdings *	15,620	614
Stamps.com *	14,300	650
Sykes Enterprises *	3,400	64
Symantec	13,867	315
Synaptics *	6,300	293
Tech Data *	4,586	239
Tellabs	85,300	208
Texas Instruments	66,064	2,780

Description	Shares	Market Value ($ Thousands)

TIBCO Software *	45,855	$1,126
TiVo *	10,900	145
Tyler Technologies *	700	68
Ubiquiti Networks *	11,000	424
Unisys *	4,300	113
United Online	73,400	634
ValueClick *	5,400	104
Virtusa *	4,400	137
Visa, Cl A	45,972	9,041
Vocus *	13,400	116
Web.com Group *	17,705	477
Western Digital	28,353	1,974
Western Union	13,858	236
Xilinx	9,540	433
Yahoo! *	66,696	2,196
Yelp, Cl A *	4,300	291
Zynga, Cl A *	57,589	207

		137,235

Materials — 2.2%
A Schulman	14,100	467
AEP Industries *	400	24
Alcoa	45,900	425
AM Castle *	16,800	240
Aptargroup	4,578	294
Carpenter Technology	9,345	554
Celanese, Cl A	4,588	257
Century Aluminum *	14,900	129
CF Industries Holdings	2,400	517
Chemtura *	7,500	184
Clearwater Paper *	1,400	73
Domtar	4,200	356
Dow Chemical	14,387	568
E.I. du Pont de Nemours	10,056	615
Eastman Chemical	22,125	1,743
Ecolab	41,828	4,434
Ferro *	19,000	244
Freeport-McMoRan Copper & Gold	29,100	1,070
FutureFuel	11,600	202
Haynes International	1,600	86
Innospec *	10,300	474
KapStone Paper and Packaging *	6,815	354
Koppers Holdings	1,200	53
Kraton Performance Polymers *	3,600	77
Materion	5,600	167
Minerals Technologies	2,200	125
Monsanto	32,822	3,442
Neenah Paper	1,300	53
Nucor	7,292	378
OM Group *	2,700	92
Owens-Illinois *	15,475	492
Packaging Corp of America	29,300	1,825
PPG Industries	2,700	493
Praxair	3,933	490
Quaker Chemical	3,300	251
Reliance Steel & Aluminum	3,700	271
Rock Tenn, Cl A	10,388	1,112
Rockwood Holdings	5,415	343
Schweitzer-Mauduit International	4,000	248
Sensient Technologies	1,600	83
SunCoke Energy *	3,100	62
Taminco *	14,200	284
Tredegar	6,100	178
US Silica Holdings	10,625	370

11	Adviser Managed Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

October 31, 2013

Description	Shares	Market Value ($ Thousands)

Valspar	4,000	$280
Worthington Industries	9,600	389

		24,868

Telecommunication Services — 0.9%
8x8 *	11,500	132
AT&T	114,959	4,161
CenturyLink	57,375	1,943
Crown Castle International	4,817	366
IDT, Cl B *	9,900	217
Level 3 Communications *	8,404	257
Premiere Global Services *	9,000	81
Telephone & Data Systems	17,900	558
Verizon Communications	37,826	1,910
Vonage Holdings *	31,600	118
Windstream Holdings	30,818	263

		10,006

Utilities — 1.4%
AES	144,972	2,043
American Electric Power	34,200	1,602
American States Water	11,800	336
Aqua America	11,250	283
Avista	800	22
California Water Service Group	42,915	936
CMS Energy	10,500	288
Dominion Resources	8,900	567
Duke Energy	8,933	641
Edison International	32,800	1,608
El Paso Electric	1,600	56
Empire District Electric	2,300	52
Entergy	27,300	1,767
Exelon	13,989	399
Great Plains Energy	11,000	258
Hawaiian Electric Industries	8,623	229
Laclede Group	1,500	71
NextEra Energy	6,600	559
NorthWestern	600	28
NV Energy	13,000	309
Otter Tail	12,700	379
Pattern Energy Group, Cl A	24,300	551
PNM Resources	2,500	60
PPL	14,500	444
Public Service Enterprise Group	40,400	1,354
Southern	12,200	499
TECO Energy	30,600	526
UGI	6,900	285
Westar Energy, Cl A	8,000	253

		16,405

		700,288

Total Common Stock (Cost $914,782) ($ Thousands)		1,066,693

EXCHANGE TRADED FUNDS — 0.4%
iShares MSCI Emerging Markets Index Fund	21,200	901
iShares Trust MSCI Taiwan Index Fund *	110,000	1,596
SPDR S&P 500 Trust	752	132

Description	Shares/Face Amount (Thousands)	Market Value ($ Thousands)

WisdomTree India Earnings Fund	80,400	$1,349

Total Exchange Traded Funds (Cost $3,857) ($ Thousands)		3,978

	Number of Warrants

WARRANTS — 0.2%

United States — 0.2%
Asian Paints, Expires 2018 *	27,230	240
Cairn India, Expires 2018 *	44,300	228
Cummins India, Expires 2018 *	33,490	216
Dabur India, Expires 2018 *	123,695	359
Dynegy, Expires 2017 *	3,150	4
Glenmark Pharmaceuticals, Expires 2018 *	20,700	190
Godrej Consumer Products, Expires 2018 *	17,725	251
ITC, Expires 2018 *	46,570	254
Tata Global Beverages, Expires 2018 *	95,710	257
Yes Bank, Expires 2018 *	38,145	230

Total Warrants (Cost $2,212) ($ Thousands)		2,229

PREFERRED STOCK — 0.1%

Brazil — 0.1%
Banco do Estado do Rio Grande do Sul	54,400	395
Cia Energetica de Minas Gerais	14,200	128
Cia Energetica de Sao Paulo	15,700	165
Cia Paranaense de Energia	8,700	122
Metalurgica Gerdau, Cl A	9,900	102

		912

South Korea — 0.0%
LG Chemical	1,170	148

Total Preferred Stock (Cost $1,039) ($ Thousands)		1,060

CASH EQUIVALENT — 3.7%
SEI Daily Income Trust Prime Obligation Fund, Cl A
0.010% † **	42,671,131	42,671

Total Cash Equivalent (Cost $42,671) ($ Thousands)		42,671

U.S. TREASURY OBLIGATIONS (B) (C) — 0.2%
U.S. Treasury Bills
0.070%, 07/24/14	$ 168	168
0.040%, 01/09/14	2,243	2,243

Total U.S. Treasury Obligations (Cost $2,411) ($ Thousands)		2,411

Total Investments — 98.3% (Cost $966,972)($ Thousands) ††		$1,119,042

12	Adviser Managed Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

October 31, 2013

The open futures contracts held by the Fund at October 31, 2013, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	512	Dec-2013	$999

For the period ended October 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the outstanding forward foreign currency contracts held by the Fund at October 31, 2013, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Depreciation ($ Thousands)
2/18/14	GBP	722	USD	1,132	$(27)
2/18/14	USD	1,161	GBP	722	(2)

					$(29)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at October 31, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
State Street	(2,320)	2,291	$(29)

For the period ended October 31, 2013, the total amount of all forward foreign currency contracts, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,138,604 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of October 31, 2013.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	All or a portion of this security has been pledged as collateral for open futures contracts.

(C)	The rate reported is the effective yield at time of purchase.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

GBP — British Pound

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

Ser — Series

SPDR — Standard & Poor’s Depository Receipt

USD — United States Dollar

††	At October 31, 2013, the tax basis cost of the Fund’s investments was $966,972 ($ Thousands), and the unrealized appreciation and depreciation were $164,535 ($ Thousands) and $(12,465) ($ Thousands) respectively.

The following is a list of the inputs used as of October 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,066,693	$—	$—	$1,066,693
Exchange Traded Funds	3,978	—	—	3,978
Warrants	2,229	—	—	2,229
Preferred Stock	1,060	—	—	1,060
Cash Equivalent	42,671	—	—	42,671
U.S. Treasury Obligations	—	2,411	—	2,411

Total Investments in Securities	$1,116,631	$2,411	$—	$1,119,042

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts - appreciation *	$999	$—	$—	$999
Forwards Contracts - depreciation *	—	(29)	—	(29)

Total Other Financial Instruments	$999	$(29)	$—	$970

*	Futures and forwards contracts are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended October 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended October 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended October 31, 2013, there were no Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

13	Adviser Managed Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 35.5%
U.S. Treasury Bonds
5.500%, 08/15/28	$2,950	$3,801
4.750%, 02/15/41	2,035	2,465
3.875%, 08/15/40 (D)	2,000	2,108
3.625%, 08/15/43	3,003	2,999
U.S. Treasury Inflation Protected Securities
2.125%, 02/15/41	1,442	1,722
2.000%, 07/15/14	7,358	7,524
1.250%, 04/15/14	917	922
0.500%, 04/15/15	7,700	7,857
0.125%, 04/15/17 to 04/15/18	8,362	8,647
U.S. Treasury Notes
4.000%, 02/15/15	13,545	14,205
2.500%, 08/15/23	3,775	3,761
2.125%, 08/15/21	2,525	2,521
2.000%, 04/30/16	4,655	4,835
1.750%, 07/31/15	9,825	10,078
1.375%, 09/30/18	12,010	12,058
1.250%, 02/15/14	9,270	9,301
0.875%, 01/31/17 to 04/30/17	13,675	13,722
0.750%, 12/31/17	1,390	1,373
0.250%, 06/30/14	10,225	10,234
0.250%, 02/15/15 (D)	5,625	5,629

Total U.S. Treasury Obligations (Cost $125,662) ($ Thousands)		125,762

MORTGAGE-BACKED SECURITIES — 30.4%

Agency Mortgage-Backed Obligations — 27.0%
FHLMC
4.500%, 07/01/41	1,963	2,113
4.000%, 12/01/40 to 03/01/41	5,505	5,809
3.500%, 02/01/26	2,488	2,626
0.400%, 04/30/15	1,565	1,566
FNMA
6.000%, 09/01/24 to 09/01/40	5,162	5,677
4.500%, 12/01/40 to 09/01/41	3,280	3,544
3.000%, 08/01/33	2,940	2,973
2.630%, 09/01/17	5,385	5,636
2.500%, 12/01/22	2,306	2,372
FNMA TBA
4.500%, 11/15/34	6,100	6,530
4.000%, 11/12/39	5,270	5,552
3.500%, 11/01/40	30,510	31,292
3.000%, 11/25/26 to 11/15/42	7,930	8,184
2.500%, 11/25/27 to 11/01/43	2,420	2,376
GNMA
6.500%, 10/15/16 to 02/15/39	903	1,018
6.000%, 08/15/24 to 05/20/38	204	222
5.500%, 01/15/33 to 05/15/38	626	687
5.000%, 08/15/33 to 09/15/39	3,263	3,568
4.000%, 01/15/42	1,595	1,699
GNMA TBA
3.000%, 11/01/42	2,295	2,290

		95,734

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Non-Agency Mortgage-Backed Obligations — 3.4%
Banc of America Commercial Mortgage, Ser 2006-2 A4, Cl A4
5.734%, 05/10/45 (A)	$200	$220
Bayview Commercial Asset Trust, Ser 2005-4A, Cl A1
0.470%, 01/25/36 (A) (B)	535	453
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/36 (B)	180	170
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Cl A4
5.540%, 09/11/41	450	493
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl A4
5.708%, 06/11/40 (A)	148	167
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A4
5.694%, 06/11/50 (A)	230	260
Bear Stearns Commercial Mortgage Securities, Ser 2007-T26, Cl A4
5.471%, 01/12/45 (A)	231	258
CD Commercial Mortgage Trust, Ser 2005-CD1, Cl A4
5.219%, 07/15/44 (A)	400	426
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A4B
5.998%, 12/10/49 (A)	465	524
Commercial Mortgage Pass-Through Certificates, Ser 2006-C4, Cl A3
5.467%, 09/15/39	155	169
Commercial Mortgage Pass-Through Certificates, Ser 2006-C7, Cl A4
5.754%, 06/10/46 (A)	460	503
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/31 (B)	430	420
Commercial Mortgage Trust, Ser 2013-300P, Cl A1
4.353%, 08/10/30	230	240
Commercial Mortgage Trust, Ser 2013-CR9, Cl A4
4.238%, 07/10/45 (A)	65	69
Commercial Mortgage Trust, Ser 2013-LC6, Cl A4
2.941%, 01/10/46	180	173
GS Mortgage Securities Trust, Ser 2006-GG6, Cl A4
5.553%, 04/10/38 (A)	305	330
GS Mortgage Securities Trust, Ser 2012-ALOH, Cl A
3.551%, 04/10/34 (B)	210	211
GS Mortgage Securities Trust, Ser 2012-SHOP, Cl A
2.933%, 06/05/31 (B)	330	334

1	Adviser Managed Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2012-HSBC, Cl A
3.093%, 07/05/32 (B)	$200	$195
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A5
2.840%, 12/15/47	180	172
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-WLDN, Cl A
3.905%, 05/05/30 (B)	170	172
LB-UBS Commercial Mortgage Trust, Ser 2007-C2, Cl A3
5.430%, 02/15/40	154	170
Merrill Lynch Mortgage Trust, Ser 2006-C1, Cl A4
5.679%, 05/12/39 (A)	315	344
Morgan Stanley Capital I Trust, Ser 2005-T17, Cl A5
4.780%, 12/13/41	396	407
Morgan Stanley Capital I Trust, Ser 2007-T25, Cl A3
5.514%, 11/12/49 (A)	965	1,074
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl A4
5.647%, 06/11/42 (A)	82	93
Morgan Stanley Capital I Trust, Ser 2011-C1, Cl A4
5.033%, 09/15/47 (A) (B)	400	451
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A2
3.224%, 07/15/49	265	278
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A4
4.118%, 07/15/49	155	165
OBP Depositor Trust LLC, Ser 2010-OBP, Cl A
4.646%, 07/15/45 (B)	155	171
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl A3
3.400%, 05/10/45	335	336
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/63	400	403
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/46	180	176
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20, Cl A7
5.118%, 07/15/42 (A)	1,010	1,070
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C23, Cl A4
5.418%, 01/15/45 (A)	204	219
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A3
2.918%, 10/15/45	180	174

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WF-RBS Commercial Mortgage Trust, Ser 2011-C2, Cl A4
4.869%, 02/15/44 (A) (B)	$235	$261
WF-RBS Commercial Mortgage Trust, Ser 2013-C15, Cl A4
4.153%, 08/15/46	305	320

		12,071

Total Mortgage-Backed Securities (Cost $105,966) ($ Thousands)		107,805

CORPORATE OBLIGATIONS — 25.3%

Consumer Discretionary — 2.2%
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	150	190
6.875%, 11/15/19	450	561
Arcelik
5.000%, 04/03/23 (B)	230	208
AutoZone
3.700%, 04/15/22	380	375
CBS
5.500%, 05/15/33	175	178
3.375%, 03/01/22	70	68
Comcast
6.450%, 03/15/37	350	426
COX Communications
6.950%, 06/01/38 (B)	250	268
3.250%, 12/15/22 (B)	530	487
2.950%, 06/30/23 (B)	110	98
CSC Holdings
6.750%, 11/15/21	275	300
DIRECTV Holdings
3.800%, 03/15/22	425	408
Ford Motor Credit
4.207%, 04/15/16	900	961
Glencore Funding
1.700%, 05/27/16 (B)	345	344
NBCUniversal Enterprise
1.974%, 04/15/19 (B)	245	242
1.662%, 04/15/18 (B)	160	158
NBCUniversal Media LLC
6.400%, 04/30/40	115	139
News America
6.150%, 02/15/41	275	310
Nissan Motor Acceptance
0.950%, 09/26/16 (A) (B)	1,000	1,001
Time Warner
6.200%, 03/15/40	275	307
5.875%, 11/15/16	250	283
Time Warner Cable
5.875%, 11/15/40	200	171
5.850%, 05/01/17	145	160
4.500%, 09/15/42	175	131

		7,774

Consumer Staples — 0.8%
Altria Group
9.700%, 11/10/18	161	216
Heineken
2.750%, 04/01/23 (B)	75	70
1.400%, 10/01/17 (B)	140	138

2	Adviser Managed Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mondelez International
6.500%, 02/09/40	$575	$684
5.375%, 02/10/20	300	341
PepsiCo
2.250%, 01/07/19	425	428
Pernod Ricard
4.450%, 01/15/22 (B)	275	284
SABMiller Holdings
2.200%, 08/01/18 (B)	325	325
Wal-Mart Stores
2.550%, 04/11/23	225	211

		2,697

Energy — 1.6%
Anadarko Petroleum
6.375%, 09/15/17	425	497
Arch Coal
7.000%, 06/15/19	480	372
Cenovus Energy
5.200%, 09/15/43	750	765
CNPC General Capital
1.950%, 04/16/18 (B)	280	274
Encana
6.500%, 08/15/34	225	247
Energy Transfer Partners
5.950%, 10/01/43	425	442
3.600%, 02/01/23	310	296
3.259%, 11/01/66 (A) (B)	500	453
Kinder Morgan Energy Partners
4.150%, 02/01/24	575	571
Newfield Exploration
5.625%, 07/01/24	545	556
Pemex Project Funding Master Trust
5.750%, 03/01/18	100	111
Petroleos Mexicanos
6.500%, 06/02/41	60	64
Sabine Pass LP
7.500%, 11/30/16 (B)	145	155
Statoil
1.800%, 11/23/16	250	257
Valero Energy
6.625%, 06/15/37	500	574

		5,634

Financials — 13.0%
American Express
7.000%, 03/19/18	275	333
2.650%, 12/02/22	325	305
American Honda Finance
2.125%, 10/10/18	420	423
American International Group
6.400%, 12/15/20	135	162
Bank of America
7.625%, 06/01/19	500	623
5.875%, 01/05/21	3,175	3,683
4.100%, 07/24/23	240	243
2.600%, 01/15/19	525	529
BBVA Bancomer
6.750%, 09/30/22 (B)	2,000	2,170

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns
7.250%, 02/01/18	$195	$235
Berkshire Hathaway Finance
3.000%, 05/15/22	1,000	982
BNP Paribas MTN
2.375%, 09/14/17	450	460
BP Capital Markets
3.994%, 09/26/23	210	216
BPCE
5.700%, 10/22/23 (B)	305	314
Branch Banking & Trust
2.300%, 10/15/18	250	253
Capital One Bank USA
3.375%, 02/15/23	250	239
Capital One Financial
1.000%, 11/06/15	375	374
Citigroup
8.500%, 05/22/19	530	686
6.675%, 09/13/43	90	101
6.125%, 08/25/36	200	211
5.375%, 08/09/20	800	910
4.500%, 01/14/22	793	846
3.875%, 10/25/23	350	350
3.500%, 05/15/23	80	74
2.250%, 08/07/15	375	383
1.750%, 05/01/18	250	246
1.700%, 07/25/16	225	227
CorpGroup Banking
6.750%, 03/15/23 (B)	1,500	1,335
Duke Realty ‡
3.875%, 10/15/22	150	145
EDC Finance
4.875%, 04/17/20 (B)	250	248
Goldman Sachs Group
7.500%, 02/15/19	105	129
6.750%, 10/01/37	425	464
6.000%, 06/15/20	1,500	1,737
5.750%, 01/24/22	325	369
2.375%, 01/22/18	250	252
HCP ‡
5.375%, 02/01/21	200	221
2.625%, 02/01/20	1,275	1,233
Health Care ‡
6.500%, 03/15/41	320	357
4.950%, 01/15/21	145	156
4.500%, 01/15/24	500	506
4.125%, 04/01/19	85	90
Healthcare Realty Trust ‡
5.750%, 01/15/21	1,000	1,102
HSBC Holdings PLC
6.500%, 09/15/37	225	267
5.100%, 04/05/21	200	223
ING US
5.650%, 05/15/53 (A)	100	95
International Lease Finance
7.125%, 09/01/18 (B)	1,000	1,151
5.875%, 04/01/19	540	581

3	Adviser Managed Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase
6.300%, 04/23/19	$180	$213
5.625%, 08/16/43	440	453
5.125%, 09/15/14	525	545
4.625%, 05/10/21	150	163
4.350%, 08/15/21	100	106
4.250%, 10/15/20	1,500	1,600
3.375%, 05/01/23	125	117
Liberty Property ‡
4.125%, 06/15/22	60	61
3.375%, 06/15/23	95	89
Lincoln National
4.000%, 09/01/23	225	228
Macquarie Bank MTN
6.625%, 04/07/21 (B)	750	834
Marsh & McLennan MTN
2.550%, 10/15/18	115	117
2.300%, 04/01/17	85	86
Merrill Lynch
7.750%, 05/14/38	275	351
6.110%, 01/29/37	150	161
MetLife
4.368%, 09/15/23	285	301
Mid-America Apartments ‡
4.300%, 10/15/23	180	181
Morgan Stanley MTN
5.750%, 10/18/16	1,350	1,514
5.750%, 01/25/21	375	429
5.550%, 04/27/17	196	220
5.500%, 01/26/20	150	169
5.500%, 07/24/20	275	310
4.875%, 11/01/22	165	170
Nationwide Financial Services
5.375%, 03/25/21 (B)	175	188
Nationwide Mutual Insurance
9.375%, 08/15/39 (B)	225	314
Newcrest Finance Property
4.200%, 10/01/22 (B)	850	704
Penske Truck Leasing LP
4.875%, 07/11/22 (B)	260	267
2.875%, 07/17/18 (B)	250	251
Petrobras Global Finance
4.375%, 05/20/23	190	176
1.884%, 05/20/16 (A)	1,200	1,197
Petrobras International Finance
6.875%, 01/20/40	425	425
PNC Funding
5.625%, 02/01/17	300	336
ProLogis ‡
3.350%, 02/01/21	725	725
Prudential Financial MTN
5.100%, 08/15/43	235	242
Realty Income ‡
4.650%, 08/01/23	150	155
3.250%, 10/15/22	160	150
SABMiller Holdings
3.750%, 01/15/22 (B)	275	282
SL Green Realty ‡
5.000%, 08/15/18	1,000	1,077
Standard Chartered PLC
5.200%, 01/26/24 (B)	275	285

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sydney Airport Finance
5.125%, 02/22/21 (B)	$500	$535
UDR ‡
3.700%, 10/01/20	80	81
Ventas Realty ‡
2.700%, 04/01/20	280	272
2.000%, 02/15/18	125	124
Wells Fargo
5.375%, 11/02/43	480	486
4.125%, 08/15/23	385	385
3.676%, 06/15/16 (C)	100	107
3.450%, 02/13/23	160	152
Xstrata Finance Canada
4.250%, 10/25/22 (B)	700	679
Yapi ve Kredi Bankasi
5.500%, 12/06/22 (B)	2,000	1,813

		46,065

Health Care — 1.1%
AbbVie
2.000%, 11/06/18	150	149
1.750%, 11/06/17	315	316
Amgen
3.625%, 05/15/22	205	207
CHS
8.000%, 11/15/19	540	585
Express Scripts Holding
2.100%, 02/12/15	600	609
HCA
7.250%, 09/15/20	1,280	1,403
Mylan
1.800%, 06/24/16 (B)	120	121
WellPoint
5.100%, 01/15/44	300	302
2.300%, 07/15/18	105	105
1.250%, 09/10/15	185	187

		3,984

Industrials — 2.5%
Canadian Pacific Railway
9.450%, 08/01/21	75	103
Continental Airlines Pass-Through Certificates, Cl A
6.545%, 02/02/19	575	627
General Electric Capital MTN
6.250%, 12/15/49 (A)	100	104
5.300%, 02/11/21	725	808
4.650%, 10/17/21	350	383
4.625%, 01/07/21	1,400	1,537
Hutchison Whampoa International
3.500%, 01/13/17 (B)	321	336
Imperial Tobacco Finance
3.500%, 02/11/23 (B)	475	454
Kansas City Southern de Mexico
3.000%, 05/15/23 (B)	130	121
Lukoil International Finance
3.416%, 04/24/18 (B)	360	362
Tenedora Nemak
5.500%, 02/28/23 (B)	1,500	1,489
TSMC Global
1.625%, 04/03/18 (B)	775	753

4	Adviser Managed Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

US Airways Pass-Through Trust, Cl A
5.900%, 10/01/24	$998	$1,048
Vale Overseas
6.875%, 11/21/36	600	624

		8,749

Information Technology — 0.1%
International Business Machines
3.375%, 08/01/23	425	424

Materials — 1.3%
ArcelorMittal
7.250%, 03/01/41	1,000	962
Barrick
4.100%, 05/01/23 (B)	430	390
CF Industries
3.450%, 06/01/23	120	114
Dow Chemical
4.250%, 11/15/20	125	134
4.125%, 11/15/21	150	155
Southern Copper
5.250%, 11/08/42	650	538
Teck Resources
3.000%, 03/01/19	80	80
Vedanta Resources
6.750%, 06/07/16 (B)	2,200	2,293

		4,666

Telecommunication Services — 1.8%
AT&T
6.500%, 09/01/37	985	1,096
4.300%, 12/15/42	16	13
CenturyLink
5.800%, 03/15/22	650	644
SBA Tower Trust
3.598%, 04/15/18 (B)	605	606
Verizon Communications
6.550%, 09/15/43	830	963
6.400%, 02/15/38	175	197
5.150%, 09/15/23	325	353
3.650%, 09/14/18	285	303
VimpelCom Holdings
5.950%, 02/13/23 (B)	300	289
Vodafone Group PLC
4.150%, 06/10/14	325	332
2.950%, 02/19/23	500	465
Windstream
7.750%, 10/15/20	925	992

		6,253

Utilities — 0.9%
Edison International
3.750%, 09/15/17	370	393
Hrvatska Elektroprivreda
6.000%, 11/09/17 (B)	2,500	2,572
Mirant Mid Atlantic Pass-Through Trust LLC, Cl B
9.125%, 06/30/17	67	72

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mirant Mid Atlantic Pass-Through Trust LLC, Cl C
10.060%, 12/30/28	$273	$302

		3,339

Total Corporate Obligations (Cost $88,262) ($ Thousands)		89,585

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.3%
FHLB
2.750%, 03/13/15	5,000	5,171
0.220%, 10/07/15 (A)	775	775
0.080%, 02/21/14	6,160	6,158
0.060%, 02/07/14	1,230	1,230
FHLMC
2.500%, 04/23/14	5,000	5,057
0.163%, 02/24/14	9,570	9,569
FNMA
3.000%, 09/16/14	1,430	1,466

Total U.S. Government Agency Obligations (Cost $29,249) ($ Thousands)		29,426

ASSET-BACKED SECURITIES — 5.5%
Access Group, Ser 2006-1, Cl A2
0.372%, 08/25/23 (A)	468	460
ACE Securities Home Equity Loan Trust, Ser 2005-RM1, Cl M2
0.920%, 03/25/35 (A)	1,030	1,013
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/16	500	504
ALM VII, Ser 2012-7A, Cl A1
1.662%, 10/19/24 (A) (B)	700	693
CAL Funding II, Ser 2012-1A, Cl A
3.470%, 10/25/27 (B)	720	717
Carrington Mortgage Loan Trust, Ser 2005-NC5, Cl A2
0.490%, 10/25/35 (A)	796	791
Cent CLO LP, Ser 2013-19A, Cl A1A
1.579%, 10/29/25	499	495
Countrywide Asset-Backed Certificates, Ser 2005-1, Cl MV2
0.610%, 07/25/35 (A)	651	650
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A1
1.070%, 10/25/47 (A)	1,494	1,281
CPS Auto Trust, Ser 2012-C, Cl A
1.820%, 12/16/19 (B)	181	182
Cronos Containers Program, Ser 2012-2A, Cl A
3.810%, 09/18/27 (B)	357	359
Equifirst Mortgage Loan Trust, Ser 2004-2, Cl 2A3
1.130%, 10/25/34 (A)	1,064	1,033
First Frankin Mortgage Loan Trust, Ser 2005-FF5, Cl M1
0.845%, 03/25/35 (A)	1,131	1,124

5	Adviser Managed Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Auto Lease Trust, Ser 2012-A, Cl B
1.610%, 10/15/16 (B)	$615	$618
Goal Capital Funding Trust, Ser 2006-1, Cl A3
0.382%, 11/25/26 (A)	850	840
Home Equity Asset Trust, Ser 2005-5, Cl 2A3
0.580%, 11/25/35 (A)	174	173
Huntington Auto Trust, Ser 2012-1, Cl B
1.710%, 08/15/17	200	203
JPMorgan Mortgage Acquisition Trust, Ser 2005-WMC1, Cl M1
0.590%, 09/25/35 (A)	534	519
Long Beach Mortgage Loan Trust, Ser 2005-1, Cl M1
0.920%, 02/25/35 (A)	403	401
Morgan Stanley Capital I Trust, Ser 2005-NC2, Cl M2
0.800%, 03/25/35 (A)	345	341
Oak Hill Credit Partners, Ser 2013-91, Cl A1
1.648%, 10/20/25	466	466
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2004-WCW1, Cl M2
0.850%, 09/25/34 (A)	848	836
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2004-WWF1, Cl M2
1.190%, 12/25/34 (A)	876	874
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl C
3.890%, 07/17/17	380	387
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl B
1.560%, 08/15/18	390	393
SLM Student Loan Trust, Ser 2005-9, Cl A4
0.338%, 01/25/23 (A)	95	95
SLM Student Loan Trust, Ser 2006-4, Cl A4
0.318%, 04/25/23 (A)	175	175
Small Business Administration, Ser 2011-10A, Cl 1
4.084%, 03/10/21	580	617
Soundview Home Loan Trust, Ser 2005-OPT4, Cl 2A3
0.430%, 12/25/35 (A)	1,178	1,134
TAL Advantage LLC, Ser 2006-1A
0.363%, 04/20/21 (A) (B)	263	259
Triton Container Finance LLC, Ser 2012-1A, Cl A
4.210%, 05/14/27 (B)	472	478
U-Haul S Fleet LLC, Ser 2007-BT1, Cl BT
5.559%, 02/25/20 (B)	482	485
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 10/25/34 (A)	541	549

Description	Face Amount (Thousands) (1)		Market Value ($ Thousands)

Westlake Automobile Receivables Trust, Ser 2012-1A, Cl A2
1.030%, 03/15/16 (B)		150	$150

Total Asset-Backed Securities (Cost $19,367) ($ Thousands)			19,295

FOREIGN SOVEREIGN BONDS — 5.0%
Bundesobligation	EUR
1.250%, 10/14/16		435	609
0.500%, 04/07/17		615	841
Bundesrepublik Deutschland	EUR
3.750%, 01/04/19		255	401
3.500%, 07/04/19		1,360	2,127
2.000%, 01/04/22		720	1,030
1.750%, 07/04/22		475	663
1.500%, 02/15/23		945	1,275
1.500%, 05/15/23		970	1,302
Bundesschatzanweisungen	EUR
0.200%, 06/12/15		235	319
Gazprom Neft OAO Via GPN Capital
4.375%, 09/19/22 (B)		450	424
Japan Government Five Year Bond	JPY
0.800%, 03/20/14		67,500	690
Japan Government Ten Year Bond	JPY
1.900%, 06/20/16		46,800	499
1.500%, 09/20/18		42,100	456
1.400%, 06/20/19		71,700	778
1.300%, 03/20/21		72,000	783
1.200%, 12/20/20		90,000	971
1.000%, 09/20/21		61,500	654
0.800%, 06/20/23		11,700	122
0.800%, 09/20/23		31,000	322
0.600%, 03/20/23		80,900	828
Mexico Government International Bond MTN
5.125%, 01/15/20		50	56
United Kingdom Gilt	GBP
3.750%, 09/07/20		365	652
3.750%, 09/07/21		470	838
2.250%, 09/07/23		225	350
1.750%, 09/07/22		450	683
1.250%, 07/22/18		70	111

Total Foreign Sovereign Bonds (Cost $17,674) ($ Thousands)			17,784

MUNICIPAL BONDS — 1.8%
Brazos, Higher Education Authority, Ser 2004-I, Cl A2, RB
0.411%, 06/27/22 (A)		344	343
Brazos, Higher Education Authority, Ser 2005-1, Cl 1A3, RB
0.361%, 09/26/22 (A)		700	692
Brazos, Higher Education Authority, Ser I-A-2, RB
0.331%, 12/26/18 (A)		141	141

6	Adviser Managed Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

California State, GO
Callable 10/01/21 @ 100
6.509%, 04/01/39	$275	$296
California State, GO
7.600%, 11/01/40	175	240
7.550%, 04/01/39	100	135
7.300%, 10/01/39	500	651
Illinois State, GO
5.100%, 06/01/33	1,000	905
4.950%, 06/01/23	900	897
Los Angeles, Department of Water & Power, RB
5.716%, 07/01/39	1,000	1,101
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser I, RB
Callable 05/01/23 @ 100
5.000%, 05/01/42	70	73
South Carolina, Student Loan Corporation, Ser A-1, RB
0.361%, 12/03/18 (A)	282	281
University of California, Ser AI, RB
Callable 05/15/23 @ 100
5.000%, 05/15/38	335	356
University of California, Ser AJ, RB
4.601%, 05/15/31	250	251

Total Municipal Bonds (Cost $5,970) ($ Thousands)		6,362

Total Investments — 111.8% (Cost $392,150)($ Thousands) †		$396,019

The open futures contracts held by the Fund at October 31, 2013, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(47)	Dec-2013	$(60)
U.S. 2-Year Treasury Note	14	Dec-2013	3
U.S. 5-Year Treasury Note	134	Dec-2013	112
U.S. Long Treasury Bond	(58)	Dec-2013	(87)
U.S. Ultra Long Treasury Bond	(1)	Dec-2013	1

			$(31)

For the period ended October 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the outstanding forward foreign currency contracts held by the Fund at October 31, 2013, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
11/27/13	EUR	6,527	USD	8,996	$123
11/27/13	GBP	1,661	USD	2,679	11
11/27/13	JPY	610,388	USD	6,246	23
11/27/13	USD	2	EUR	1	—

					$157

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at October 31, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Brown Brothers Harriman	(17,766)	17,923	$157

For the period ended October 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

7	Adviser Managed Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2013

The outstanding swap agreements held by the Fund at October 31, 2013, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Goldman Sachs	Cdx.Em.15-V1 Index	SELL	5.00	12/20/15	(7,882)	$279
Goldman Sachs	Cdx.Em.20	SELL	5.00	12/20/18	(17,420)	75
Goldman Sachs	Cdx.Na.Hy.21	SELL	5.00	12/20/18	(8,405)	125
Goldman Sachs	Cdx.Na.Hy.21	SELL	5.00	12/20/18	(2,460)	33
Goldman Sachs	Cdx.Na.Hy.21	SELL	5.00	12/20/18	(2,485)	(23)
Goldman Sachs	Cdx.Na.Ig.20	SELL	1.00	06/20/18	(4,780)	(3)
Goldman Sachs	Cdx.Na.Ig.20	SELL	1.00	06/20/18	(1,635)	(1)
Goldman Sachs	Cdx.Na.Ig.20	SELL	1.00	06/20/18	(1,635)	(1)
Goldman Sachs	Cdx.Na.Ig.20	SELL	1.00	06/20/18	(4,180)	14
Goldman Sachs	Cdx.Na.Ig.20	SELL	1.00	06/20/18	(1,160)	(1)
Goldman Sachs	Cdx.Na.Ig.20	SELL	1.00	06/20/18	(1,445)	5
Goldman Sachs	Cdx.Na.Ig.21	SELL	1.00	12/20/18	(1,700)	5
Goldman Sachs	Cdx.Na.Ig.21	SELL	1.00	12/20/18	(1,870)	(4)
Goldman Sachs	Itraxx-Europes19V1-5Y Eur	SELL	5.00	06/20/18	(410)	18
Goldman Sachs	Itraxx-Europes20V1-5	SELL	1.00	12/20/18	(815)	(1)

						$520

For the period ended October 31, 2013, the total amount of all open swap contracts, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $354,224 ($ Thousands).

(1)	In U.S. dollars unless otherwise indicated.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of October 31, 2013. The date reported on the Schedule of Investments is the next reset date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on October 31, 2013. The coupon on a step bond changes on a specified date.

(D)	All or a portion of this security has been pledged as collateral for open futures contracts.

‡	Real Estate Investment Trust.

†	At October 31, 2013, the tax basis cost of the Fund’s investments was $392,150 ($ Thousands), and the unrealized appreciation and depreciation were $7,318 ($ Thousands) and $(3,449) ($ Thousands), respectively.

8	Adviser Managed Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2013

Cl — Class

CLO — Collateralized Loan Obligation

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

GO — General Obligation

JPY — Japanese Yen

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

USD — United States Dollar

The following is a list of the inputs used as of October 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$125,762	$—	$125,762
Mortgage-Backed Securities	—	107,805	—	107,805
Corporate Obligations	—	89,585	—	89,585
U.S Government Agency Obligations	—	29,426	—	29,426
Asset-Backed Securities	—	19,295	—	19,295
Foreign Sovereign Bonds	—	17,784	—	17,784
Municipal Bonds	—	6,362	—	6,362

Total Investments in Securities	$—	$396,019	$—	$396,019

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts - appreciation *	$116	$—	$—	$116
Futures Contracts - depreciation *	(147)	—	—	(147)
Forwards Contracts - appreciation *	—	157	—	157
Credit Default Swaps - appreciation *	—	554	—	554
Credit Default Swaps - depreciation *	—	(34)	—	(34)

Total Other Financial Instruments	$(31)	$677	$—	$646

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended October 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended October 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended October 31, 2013, there were no Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

9	Adviser Managed Trust / Quarterly Report / October 31, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2013

Credit Default Swaps

When a Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset-backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

As of October 31, 2013, the Tactical Offensive Fixed Income Fund is the seller (“providing protection”) on a total notional amount of $58.6 million of credit default swaps (“CDS”). The notional amounts of the swaps are not recorded in the financial statements; however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

TACTICAL OFFENSIVE FIXED INCOME FUND
WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAPS ON AN INDEX
REFERENCE ASSET	CORPORATE US$	SOVEREIGN US$	ASSET- BACKED SECURITIES US$	CORPORATE US$	TOTAL
Fair value of written credit derivatives	$—	$—	$6,317,598	$—	$6,317,598
Maximum potential amount of future payments	—	—	58,574,599	—	58,574,599
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection) [1]	—	—	—	—	—
Collateral held by the Fund or other third parties which the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
TACTICAL OFFENSIVE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 years	Total
Current credit spread* on underlying (in basis points)
0 - 100	$—	$—	$14,835,000	$2,977,999	$—	$17,812,999
101 - 200	—	—	7,881,600	—	—	7,881,600
201 - 300	—	—	410,000	17,420,000	—	17,830,000
Greater than 300	—	—	—	13,350,000	—	13,350,000

Total	$—	$—	$23,126,600	$33,747,999	$—	$56,874,599

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

10	Adviser Managed Trust / Quarterly Report / October 31, 2013

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures are effective (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a3(d)) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and each principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adviser Managed Trust

By	/s/ ROBERT A. NESHER
Robert A. Nesher, President

Date: December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ ROBERT A. NESHER
Robert A. Nesher, President

Date: December 30, 2013

By	/s/ PETER A. RODRIGUEZ
Peter A. Rodriguez Controller & CFO

Date: December 30, 2013